DERIVATIVES AND HEDGING: (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Designated as hedging instruments
DERIVATIVES AND HEDGING:
Aggregate notional amount	$ 41,000	$ 31,000
Forward contract
DERIVATIVES AND HEDGING:
Derivative foreign currency exchange rate fluctuation period	12 months
Fair value of outstanding contracts amount, liability	$ 2,821
Fair value of outstanding contracts amount, assets		$ 562
Derivative gain loss reclassified from AOCI to Net income	$ 1,004